Credit Risk - Measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios (Details) £ in Millions	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 794,418	£ 709,164
Coverage ratio	0.008	0.009
Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.032	0.031
Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.281	0.298
Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 800,441	£ 715,448
Gross exposure | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	726,130	631,007
Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	65,884	75,908
Gross exposure | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	8,427	8,533
Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(6,023)	(6,284)
Impairment allowance | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(4,182)	(4,200)
Impairment allowance | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(376)	(524)
Impairment allowance | ECL from non-modelled and other management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,465)	(1,560)
Impairment allowance | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,559)	(1,423)
Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(2,097)	(2,317)
Impairment allowance | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(2,367)	(2,544)
Total loans and advances at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(6,023)	(6,284)
Total loans and advances at amortised cost | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(100)
Total loans and advances at amortised cost | ECL from post-model adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	1,300	1,500
Total loans and advances at amortised cost | ECL from non-modelled and other management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	200	200
Total loans and advances at amortised cost | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 395,824	£ 361,451
Coverage ratio	0.014	0.016
Total loans and advances at amortised cost | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 351,302	£ 317,659
Coverage ratio	0.004	0.004
Total loans and advances at amortised cost | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 39,591	£ 39,078
Coverage ratio	0.045	0.049
Total loans and advances at amortised cost | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 4,931	£ 4,714
Coverage ratio	0.323	0.348
Total loans and advances at amortised cost | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 401,322	£ 367,193
Total loans and advances at amortised cost | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	352,586	318,865
Total loans and advances at amortised cost | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	41,455	41,093
Total loans and advances at amortised cost | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	7,281	7,235
Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(5,498)	(5,742)
Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,284)	(1,206)
Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,864)	(2,015)
Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(2,350)	(2,521)
Home loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(458)	(475)
Home loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 171,269	£ 169,205
Coverage ratio	0.003	0.003
Home loans | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 150,864	£ 148,039
Coverage ratio	0	0
Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 18,693	£ 19,441
Coverage ratio	0.002	0.003
Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 1,712	£ 1,725
Coverage ratio	0.189	0.187
Home loans | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 171,727	£ 169,680
Allowance account for credit losses of financial assets	(171,727)	(169,680)
Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	150,883	148,058
Allowance account for credit losses of financial assets	(150,883)	(148,058)
Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	18,734	19,500
Allowance account for credit losses of financial assets	(18,734)	(19,500)
Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	2,110	2,122
Allowance account for credit losses of financial assets	(2,110)	(2,122)
Home loans | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(458)	(475)
Allowance account for credit losses of financial assets	(458)	(475)
Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(19)	(19)
Allowance account for credit losses of financial assets	(19)	(19)
Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(41)	(59)
Allowance account for credit losses of financial assets	(41)	(59)
Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(398)	(397)
Allowance account for credit losses of financial assets	(398)	(397)
Credit cards, unsecured loans and other retail lending
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(4,014)	(4,160)
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 48,769	£ 41,793
Coverage ratio	0.073	0.088
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 42,768	£ 37,016
Coverage ratio	0.020	0.022
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 4,939	£ 3,949
Coverage ratio	0.239	0.301
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 1,062	£ 828
Coverage ratio	0.577	0.645
Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 52,632	£ 45,822
Allowance account for credit losses of financial assets	(52,632)	(45,822)
Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	43,628	37,840
Allowance account for credit losses of financial assets	(43,628)	(37,840)
Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	6,494	5,650
Allowance account for credit losses of financial assets	(6,494)	(5,650)
Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	2,510	2,332
Allowance account for credit losses of financial assets	(2,510)	(2,332)
Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(3,863)	(4,029)
Allowance account for credit losses of financial assets	(3,863)	(4,029)
Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(860)	(824)
Allowance account for credit losses of financial assets	(860)	(824)
Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,555)	(1,701)
Allowance account for credit losses of financial assets	(1,555)	(1,701)
Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,448)	(1,504)
Allowance account for credit losses of financial assets	(1,448)	(1,504)
Wholesale loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(1,551)	(1,649)
Wholesale loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 175,786	£ 150,453
Coverage ratio	0.007	0.008
Wholesale loans | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 157,670	£ 132,604
Coverage ratio	0.003	0.003
Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 15,959	£ 15,688
Coverage ratio	0.017	0.016
Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 2,157	£ 2,161
Coverage ratio	0.189	0.223
Wholesale loans | Gross exposure | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 176,963	£ 151,691
Allowance account for credit losses of financial assets	(176,963)	(151,691)
Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	158,075	132,967
Allowance account for credit losses of financial assets	(158,075)	(132,967)
Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	16,227	15,943
Allowance account for credit losses of financial assets	(16,227)	(15,943)
Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	2,661	2,781
Allowance account for credit losses of financial assets	(2,661)	(2,781)
Wholesale loans | Impairment allowance | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,177)	(1,238)
Allowance account for credit losses of financial assets	(1,177)	(1,238)
Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(405)	(363)
Allowance account for credit losses of financial assets	(405)	(363)
Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(268)	(255)
Allowance account for credit losses of financial assets	(268)	(255)
Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(504)	(620)
Allowance account for credit losses of financial assets	(504)	(620)
Credit risk | Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (4,182)	£ (4,200)
Credit risk | Home loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Credit risk | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Credit risk | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.192	0.176
Credit risk | Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 142,668	£ 137,279
Credit risk | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	18,684	22,915
Credit risk | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	1,631	1,724
Credit risk | Home loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(329)	(322)
Credit risk | Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(3)	(4)
Credit risk | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(13)	(15)
Credit risk | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (313)	£ (303)
Credit risk | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.007	0.007
Credit risk | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.176	0.155
Credit risk | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.672	0.653
Credit risk | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 46,225	£ 45,503
Credit risk | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	8,699	7,200
Credit risk | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	1,797	1,922
Credit risk | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(3,079)	(2,693)
Credit risk | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(341)	(324)
Credit risk | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,531)	(1,114)
Credit risk | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (1,207)	£ (1,255)
Credit risk | Wholesale loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Credit risk | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.020	0.018
Credit risk | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.025	0.178
Credit risk | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 183,356	£ 174,249
Credit risk | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	23,702	32,256
Credit risk | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	2,431	1,811
Credit risk | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(774)	(1,185)
Credit risk | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(250)	(290)
Credit risk | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(463)	(572)
Credit risk | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(61)	(323)
Upside 2 | Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (3,743)	£ (3,723)
Upside 2 | Home loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 2 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 2 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.185	0.169
Upside 2 | Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 144,569	£ 139,117
Upside 2 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	16,783	21,076
Upside 2 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	1,631	1,724
Upside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(311)	(304)
Upside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(2)	(2)
Upside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(8)	(10)
Upside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (301)	£ (292)
Upside 2 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.007	0.006
Upside 2 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.169	0.148
Upside 2 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.658	0.643
Upside 2 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 46,906	£ 46,170
Upside 2 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	7,741	6,260
Upside 2 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	1,797	1,922
Upside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(2,818)	(2,427)
Upside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(329)	(266)
Upside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,306)	(925)
Upside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (1,183)	£ (1,236)
Upside 2 | Wholesale loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 2 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.020	0.015
Upside 2 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.023	0.177
Upside 2 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 189,252	£ 177,453
Upside 2 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	17,806	29,052
Upside 2 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	2,431	1,811
Upside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(614)	(992)
Upside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(210)	(240)
Upside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(348)	(431)
Upside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(56)	(321)
Upside 1 | Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (3,882)	£ (3,864)
Upside 1 | Home loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Upside 1 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 1 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.187	0.171
Upside 1 | Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 143,881	£ 138,424
Upside 1 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	17,471	21,769
Upside 1 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	1,631	1,724
Upside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(316)	(308)
Upside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(2)	(2)
Upside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(9)	(11)
Upside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (305)	£ (295)
Upside 1 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.007	0.006
Upside 1 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.171	0.152
Upside 1 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.663	0.648
Upside 1 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 46,692	£ 45,963
Upside 1 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	8,048	6,521
Upside 1 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	1,797	1,922
Upside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(2,902)	(2,505)
Upside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(333)	(272)
Upside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,378)	(988)
Upside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (1,191)	£ (1,245)
Upside 1 | Wholesale loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 1 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.020	0.016
Upside 1 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.024	0.178
Upside 1 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 187,709	£ 176,774
Upside 1 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	19,349	29,732
Upside 1 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	2,431	1,811
Upside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(664)	(1,051)
Upside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(224)	(262)
Upside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(382)	(467)
Upside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(58)	(322)
Baseline | Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (4,085)	£ (4,043)
Baseline | Home loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Baseline | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Baseline | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.189	0.173
Baseline | Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 142,882	£ 137,563
Baseline | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	18,470	22,631
Baseline | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	1,631	1,724
Baseline | Home loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(322)	(314)
Baseline | Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(2)	(3)
Baseline | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(11)	(12)
Baseline | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (309)	£ (299)
Baseline | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.007	0.006
Baseline | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.174	0.156
Baseline | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.680	0.653
Baseline | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 46,446	£ 45,751
Baseline | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	8,448	6,795
Baseline | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	1,797	1,922
Baseline | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(3,028)	(2,592)
Baseline | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(338)	(279)
Baseline | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,468)	(1,058)
Baseline | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (1,222)	£ (1,255)
Baseline | Wholesale loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Baseline | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.019	0.017
Baseline | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.025	0.178
Baseline | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 183,570	£ 175,451
Baseline | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	23,489	31,054
Baseline | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	2,431	1,811
Baseline | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(735)	(1,137)
Baseline | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(237)	(286)
Baseline | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(438)	(528)
Baseline | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(60)	(323)
Downside 1 | Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (4,729)	£ (4,976)
Downside 1 | Home loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 1 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Downside 1 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.201	0.186
Downside 1 | Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 141,536	£ 135,544
Downside 1 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	19,815	24,649
Downside 1 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	1,631	1,724
Downside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(352)	(348)
Downside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(4)	(6)
Downside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(20)	(22)
Downside 1 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (328)	£ (320)
Downside 1 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.008
Downside 1 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.185	0.154
Downside 1 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.678	0.664
Downside 1 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 45,324	£ 43,131
Downside 1 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	9,932	9,708
Downside 1 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	1,797	1,922
Downside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(3,411)	(3,124)
Downside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(353)	(350)
Downside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,840)	(1,497)
Downside 1 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (1,218)	£ (1,277)
Downside 1 | Wholesale loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Downside 1 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.021	0.023
Downside 1 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.027	0.180
Downside 1 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 178,233	£ 169,814
Downside 1 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	28,825	36,692
Downside 1 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	2,431	1,811
Downside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(966)	(1,504)
Downside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(296)	(327)
Downside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(604)	(851)
Downside 1 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(66)	(326)
Downside 2 | Total loans and advances at amortised cost | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (5,802)	£ (7,609)
Downside 2 | Home loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0	0
Downside 2 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Downside 2 | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.219	0.201
Downside 2 | Home loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 139,553	£ 133,042
Downside 2 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	21,799	27,151
Downside 2 | Home loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	1,631	1,724
Downside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(407)	(407)
Downside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(10)	(14)
Downside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(40)	(47)
Downside 2 | Home loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (357)	£ (346)
Downside 2 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.011
Downside 2 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.199	0.231
Downside 2 | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.674	0.675
Downside 2 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 44,057	£ 38,820
Downside 2 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	11,658	14,290
Downside 2 | Credit cards, unsecured loans and other retail lending | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	1,797	1,922
Downside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(3,902)	(5,010)
Downside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(372)	(418)
Downside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(2,318)	(3,295)
Downside 2 | Credit cards, unsecured loans and other retail lending | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (1,212)	£ (1,297)
Downside 2 | Wholesale loans | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Downside 2 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.027	0.034
Downside 2 | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.030	0.183
Downside 2 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ 167,303	£ 161,998
Downside 2 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	39,755	44,507
Downside 2 | Wholesale loans | Gross exposure | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	2,431	1,811
Downside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,493)	(2,192)
Downside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Stage 1 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(329)	(350)
Downside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	(1,091)	(1,510)
Downside 2 | Wholesale loans | Impairment allowance | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 3 | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance4	£ (73)	£ (332)